Related Parties	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Parties
Related Parties

Note S — Related Parties

During the Successor 2021 Period, Cosmos Intermediate, LLC paid $1,224 thousand in fees to AEI, of which $324 thousand related to management fees and $900 thousand related to transaction fees. As of June 30, 2021, $162 thousand of the related party management fees is included in accounts payable on the condensed consolidated balance sheet.

AE Industrial Partners Fund II, LP, AE Industrial Partners Fund II-A, LP and AE Industrial Partners Fund II-B, LP, the Company’s majority owners (collectively, “AE”), entered into a written support letter, dated as of July 6, 2021, with the Company to provide additional funding of up to $20,000 thousand to support its operating, investing and financing activities, in each case to the extent the Company is unable to obtain such support from another source. This additional liquidity commitment extends through the earlier of July 15, 2022, or up to the point at which the Company’s unencumbered cash balance first exceeds $30,000 thousand, including as a result of a capital transaction at an earlier date. The letter was renewed on August 20, 2021 with the same terms through the earlier of September 15, 2022 or up to the point at which the Company’s unencumbered cash balance first exceeds $30,000 thousand, including as a result of a capital transaction at an earlier date.

During the Successor Q2 2020 Period, the Successor paid $1,860 thousand in fees to AEI, of which $200 thousand related to an annual management fee and $1,660 thousand related to transaction fees. The Company made a $4,874 thousand payment to AEI in October 2020, which was reflected as an intercompany receivable due from AEI on the consolidated balance sheet as of December 31, 2020. This amount was repaid in February 2021.

Note T – Related Parties

On June 5, 2020, Cosmos Parent, LLC acquired the customer contracts and all intellectual property, including the name “Redwire”, and all of Redwire’s trademarks and goodwill associated therewith, from certain officers of the Company in exchange for 300,000 Parent Units valued at $1.00 each.

The Company made $4,874 thousand payment to AE in October 2020, which is reflected as an intercompany receivable due from AE on the consolidated balance sheet as of December 31, 2020 (Successor). This amount was repaid in February 2021.

The Company paid $2,726 thousand in acquisition support fees to AE, of which $500 thousand related to an annual management fee and $2,226 thousand related to deal closing fees from the acquisition funds flow statements.